Stock-Based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 20,528	$ 2,019	$ 5,234	$ 118,105
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	129	52	188	83
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6,551	402	1,579	5,750
Technology and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	288	170	896	162
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 13,560	$ 1,395	$ 2,571	$ 112,110